Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Liabilities
Note 7.	Accrued Liabilities

Current Liabilities

Accrued liabilities consist of the following (in millions):

	December 31,
	2014	2013
Accrued rebates	$82.2	$81.9
Accrued salaries and wages	46.4	37.3
Accruals for estimated litigation matters	—	25.7
Accrued taxes - income and other	23.4	12.2
Deposit received on pending sale of assets	7.8	—
Other	23.6	22.9

Total	$183.4	$180.0

Other Long-Term Liabilities

Other long-term liabilities consist of the following (in millions):

	December 31,
	2014	2013
Deferred income taxes	$27.9	$90.5
Taxes payable	1.6	1.3
Other	18.6	2.7

Total	$48.1	$94.5